Non-controlling Interests (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Non-controlling interests
Balance at the beginning of the period	$ 1,297,567	$ 1,218,062
Net income/ (loss) for the period	39,029	27,753
Decrease in DryShips equity for reduction in subsidiary ownership (Notes 12 and 13)	50,023	1,719
Amortization of stock based compensation	841	672
Dividends declared	(20,525)	(10,246)
Other equity components	518	0
Other comprehensive income	115	311
Deconsolidation of Ocean Rig	(1,367,568)	0
Balance at the end of the period	$ 0	$ 1,238,271